Stock Compensation Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,000	$ 15,000
Stock based compensation income tax benefit	$ 0	$ 5,000
2015 Stock Incentive Compensation Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be issued under stock option plan	500,000
Number of shares issued under stock option plan	0
Maximum percentage of shares issued	15.00%
2007 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition of stock based compensation cost	12 months
2007 Incentive Award Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	0
Unrecognized compensation expense related to nonvested share-based compensation arrangements granted	$ 1,000
Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be issued under stock option plan	74,805
Shares granted	3,928	3,172
Stock consideration on percentage of common stock received upon cash fees	110.00%
Shares available for grant	62,014